Restricted Stock Plan (Narrative) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2014	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of vested shares	$ 579,647
2010 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized		500,000	200,000